Condensed Consolidated Interim Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Sales of goods	$ 1,581,358	$ 1,532,984	$ 2,962,174	$ 3,170,700
Provision of services	317,681	837,131	538,351	1,243,977
TOTAL REVENUE	1,899,039	2,370,115	3,500,525	4,414,677
COST OF SALES	(1,431,922)	(1,356,526)	(2,589,974)	(2,584,938)
GROSS PROFIT	467,117	1,013,589	910,551	1,829,739
OPERATING EXPENSES
Amortization	8,990	44,606	17,979	89,146
Depreciation	166,737	44,860	224,243	92,007
Director fees	151,577	107,778	303,240	215,224
Insurance	508,424	1,445,359	1,006,430	2,904,124
Office and miscellaneous	1,437,404	1,472,913	4,238,056	3,080,750
Professional fees	1,573,887	2,068,860	2,421,074	2,942,500
Research and development	555,460	204,057	1,348,684	518,497
Share-based payments	478,915	230,178	1,019,478	873,503
Travel	204,324	119,132	293,586	195,604
Wages and salaries	2,148,317	1,438,702	3,969,398	2,438,909
Total operating expenses	(7,234,035)	(7,176,445)	(14,842,168)	(13,350,264)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability		6,094,438	57,314	4,863,578
Finance and other gain	10,891	7,519	46,752	21,667
Foreign exchange gain (loss)	(174,919)	550,246	(193,075)	163,306
Gain (loss) on disposal of assets	(5,508)		15,695	(10,755)
Gain on recovery of notes receivable				771,260
Government income	1,297		2,572	2,573
Other income (expense)	26,193	(14,032)	25,769	(20,124)
Total other income (expense)	(142,046)	6,638,171	(44,973)	5,791,505
NET INCOME (LOSS)	(6,908,964)	475,315	(13,976,590)	(5,729,020)
Items that may be reclassified to profit or loss
Foreign exchange translation	(21,775)	192,484	(108,177)	137,574
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	39,927	(27,475)	96,960	(60,724)
COMPREHENSIVE INCOME (LOSS)	$ (6,890,812)	$ 640,324	$ (13,987,807)	$ (5,652,170)
Net Income (Loss) per share – Basic	$ (0.16)	$ 0.01	$ (0.36)	$ (0.17)
Net Income (Loss) per share - Diluted	$ (0.16)	$ 0.01	$ (0.36)	$ (0.17)
Weighted average number of common shares outstanding – Basic	43,195,602	33,205,547	38,965,859	33,195,758
Weighted average number of common shares outstanding - diluted	43,195,602	33,205,547	38,965,859	33,195,758